Net Loss Per Share	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Earnings Per Share [Abstract]
Net Loss Per Share

(13) Net Loss Per Share

Basic net loss per share is calculated by dividing net loss attributable to common shareholders by the weighted-average number of common shares and pre-funded warrants outstanding during the period. The pre-funded warrants are included in the calculation of the weighted-average number of shares outstanding because their exercise requires only nominal consideration for the delivery of shares. The following table sets forth the computation of the basic and diluted net loss per share for the three and nine months ended September 30, 2023 and 2022:

	Three Months Ended September 30, 2023	Three Months Ended September 30, 2022	Nine Months Ended September 30, 2023	Nine Months Ended September 30, 2022
Numerator:
Net loss	$(5,979,054)	$(4,027,247)	$(16,600,250)	$(13,071,205)
Denominator:
Weighted average shares outstanding	988,333	565,470	714,397	565,470
Net loss per share, basic and diluted	$(6.05)	$(7.12)	$(23.24)	$(23.12)

Potentially dilutive securities that were not included in the diluted per share calculations because they would be anti-dilutive were as follows for the three and nine-month periods ended September 30, 2023 and September 30, 2022:

	September 30, 2023	September 30, 2022
Stock options issued under the 2021 Equity Incentive Plan	72,647	44,190
Common stock purchase warrants outstanding	786,704	250,000
Total	859,351	294,190

(15) Net Loss Per Share

The following table sets forth the computation of the basic and diluted net loss per share for the year ended December 31, 2022 and 2021:

	2022	2021
Numerator:
Net loss	$(17,676,232)	$(20,709,991)
Denominator:
Weighted average common shares outstanding	565,470	370,679
Net loss per share, basic and diluted	$(31.26)	$(55.87)

Potentially dilutive securities that were not included in the diluted per share calculations because they would be anti-dilutive were as follows:

	2022	2021
Stock options issued under the 2021 Equity Incentive Plan	43,060	26,164
Common stock purchase warrants outstanding	250,000	250,000
Total	293,060	276,164